UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21196

Name of Fund: WCMA Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA Money
      Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 03/03/03 - 3/31/03

Item 1 - Attach shareholder report

WCMA Money Fund

Annual Report

March 31, 2003

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are dated and are subject to change.

WCMA Money Fund
Notes to Financial Statements

1. Significant Accounting Policies:

WCMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Money Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund commenced operations on March 3, 2003 when it contributed its initial seed capital to the Trust. The effective date of the Fund's registration with the Securities and Exchange Commission was March 20, 2003. Prior to March 3, 2003, the Fund had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest of the Fund to Fund Asset Management, L.P. ("FAM") for $100,000. The percentage of the Trust owned by the Fund at March 31, 2003 was less than 0.1%. The Fund offers four classes, designated Class 1, Class 2, Class 3 and Class 4. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments - The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses - The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees - Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders - The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions - Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                               Account
                                               Maintenance          Distribution
                                               Fee                  Fee
--------------------------------------------------------------------------------
Class 1...................................     .25%                 .75%
Class 2...................................     .25%                 .43%
Class 3...................................     .25%                 .125%
Class 4...................................     .25%                 .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to Class 1, Class 2, Class 3 and Class 4 shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution-related services to shareholders. For the period ended March 31, 2003, MLPF&S has waived the Fund's account maintenance and distribution fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3.  Transactions in Shares of Beneficial Interest:

The number of shares reinvested during the period corresponds to the amount included in the Statement of Changes in Net Assets for value of shares reinvested since shares are recorded at $1.00 per share.

4.  Distributions to Shareholders:

The tax character of distributions paid during the period March 3, 2003 to March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                For the Period
                                                               March 3, 2003+ to
                                                                March 31, 2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                                  $     86
                                                                   --------
Total taxable distributions                                        $     86
                                                                   ========
--------------------------------------------------------------------------------
+     Commencement of operations.
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of WCMA Money Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Money Fund as of March 31, 2003, and the related statements of operations and changes in net assets for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Money Fund as of March 31, 2003, the results of its operations and the changes in its net assets for the period March 3, 2003 through March 31, 2003, and its financial highlights for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche  LLP
Princeton, New Jersey
May 21, 2003

                                                 WCMA Money Fund, March 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

WCMA MONEY
FUND                    As of March 31, 2003
===================================================================================================================================
Assets:                 Investment in Master Money Trust,
                           at value (identified cost-$100,102) .....................................................     $  100,089
                        Prepaid registration fees and other assets .................................................      1,095,395
                                                                                                                         ----------
                        Total assets ...............................................................................      1,195,484
                                                                                                                         ----------
===================================================================================================================================
Liabilities:            Payable to administrator ...................................................................             16
                        Accrued expenses ...........................................................................      1,095,395
                                                                                                                         ----------
                        Total liabilities ..........................................................................      1,095,411
                                                                                                                         ----------
===================================================================================================================================
Net Assets:             Net assets .................................................................................     $  100,073
                                                                                                                         ==========
===================================================================================================================================
Net Assets              Class 1 Shares of beneficial interest, $.10 par value, unlimited number of shares
Consist of:                authorized ..............................................................................     $    2,502
                        Class 2 Shares of beneficial interest, $.10 par value, unlimited number of shares
                           authorized ..............................................................................          2,502
                        Class 3 Shares of beneficial interest, $.10 par value, unlimited number of shares
                           authorized ..............................................................................          2,502
                        Class 4 Shares of beneficial interest, $.10 par value, unlimited number of shares
                           authorized ..............................................................................          2,502
                        Paid-in capital in excess of par ...........................................................         90,078
                        Unrealized depreciation on investments from the Trust-net ..................................            (13)
                                                                                                                         ----------
                        Net assets .................................................................................     $  100,073
                                                                                                                         ==========
===================================================================================================================================
Net Asset               Class 1 - Based on net assets of $25,019 and 25,022 shares outstanding .....................     $     1.00
Value:                                                                                                                   ==========
                        Class 2 - Based on net assets of $25,018 and 25,022 shares outstanding .....................     $     1.00
                                                                                                                         ==========
                        Class 3 - Based on net assets of $25,018 and 25,021 shares outstanding .....................     $     1.00
                                                                                                                         ==========
                        Class 4 - Based on net assets of $25,018 and 25,021 shares outstanding .....................     $     1.00
                                                                                                                         ==========
===================================================================================================================================

      See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

STATEMENT OF OPERATIONS

WCMA MONEY
FUND                         For the Period March 3, 2003+ to March 31, 2003
===================================================================================================================================
Investment                   Net investment income allocated from the Trust:
Income from                      Interest .........................................................................      $      123
the Trust -                      Expenses .........................................................................             (21)
Net:                                                                                                                     ----------
                             Net investment income from the Trust .................................................             102
                                                                                                                         ----------
===================================================================================================================================
Expenses:                    Administration fees ..................................................................              16
                                                                                                                         ----------
                             Investment income-net ................................................................              86
                                                                                                                         ----------
===================================================================================================================================
Unrealized Loss              Unrealized depreciation on investments from the Trust-net ............................             (13)
from the                                                                                                                 ----------
Trust-Net:
                             Net Increase in Net Assets Resulting from Operations .................................      $       73
                                                                                                                         ==========
===================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                       For the
                                                                                                                   Period March 3,
WCMA MONEY                                                                                                        2003+ to March 31,
FUND                    Increase (Decrease) in Net Assets:                                                              2003
====================================================================================================================================
Operations:             Investment income-net ..................................................................     $      86
                        Unrealized depreciation on investments from the Trust-net ..............................           (13)
                                                                                                                     ---------
                        Net increase in net assets resulting from operations ...................................            73
                                                                                                                     ---------
====================================================================================================================================
Dividends to            Investment income - net:
Shareholders:                Class 1 ...........................................................................           (22)
                             Class 2 ...........................................................................           (22)
                             Class 3 ...........................................................................           (21)
                             Class 4 ...........................................................................           (21)
                                                                                                                     ---------

                        Net decrease in net assets resulting from dividends to shareholders ....................           (86)
                                                                                                                     ---------
====================================================================================================================================
Beneficial Interest     Value of shares issued to shareholders in reinvestment of dividends ....................            86
Transactions:                                                                                                        ---------
====================================================================================================================================
Net Assets:             Total increase in net assets. ..........................................................            73
                        Beginning of period ....................................................................       100,000
                                                                                                                     ---------
                        End of period ..........................................................................     $ 100,073
                                                                                                                     =========
====================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                             Class 1
been derived from information provided                                               ---------------
in the financial statements.                                                         For the Period
                                                                                     March 20, 2003+
WCMA MONEY                                                                            to March 31,
FUND                          Increase (Decrease) in Net Asset Value:                     2003
====================================================================================================
Per Share                     Net asset value, beginning of period ................     $   1.00
Operating                                                                               --------
Performance:                  Investment income-net ...............................        .0003
                              Unrealized gain on investments from
                              the Trust-net .......................................        .0001
                                                                                        --------
                              Total from investment operations ....................        .0004
                                                                                        --------
                              Less dividends from investment income-net ...........       (.0003)
                                                                                        --------
                              Net asset value, end of period. .....................     $   1.00
                                                                                        ========
====================================================================================================
Total Investment                                                                             .04%
Return:                                                                                 ========
====================================================================================================
Ratios to                     Expenses++ ..........................................          .01%
Average Net                                                                             ========
Assets:                       Investment income-net ...............................          .03%
                                                                                        ========
====================================================================================================
Supplemental Data:            Net assets, end of period (in thousands) ............     $     25
                                                                                        ========
====================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                             Class 2
been derived from information provided                                               ---------------
in the financial statements.                                                         For the Period
                                                                                     March 20, 2003+
WCMA MONEY                                                                            to March 31,
FUND                          Increase (Decrease) in Net Asset Value:                     2003
====================================================================================================
Per Share                     Net asset value, beginning of period ................     $   1.00
Operating                                                                               --------
Performance:                  Investment income-net ...............................        .0003
                              Unrealized gain on investments from
                              the Trust-net .......................................        .0001
                                                                                        --------
                              Total from investment operations ....................        .0004
                                                                                        --------
                              Less dividends from investment income-net ...........       (.0003)
                                                                                        --------
                              Net asset value, end of period. .....................     $   1.00
                                                                                        ========
====================================================================================================
Total Investment                                                                             .04%
Return:                                                                                 ========
====================================================================================================
Ratios to                     Expenses++ ..........................................          .01%
Average Net                                                                             ========
Assets:                       Investment income-net ...............................          .03%
                                                                                        ========
====================================================================================================
Supplemental Data:            Net assets, end of period (in thousands) ............     $     25
                                                                                        ========
====================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                             Class 3
been derived from information provided                                               ---------------
in the financial statements.                                                         For the Period
                                                                                     March 20, 2003+
WCMA MONEY                                                                            to March 31,
FUND                          Increase (Decrease) in Net Asset Value:                     2003
====================================================================================================
Per Share                     Net asset value, beginning of period ................     $   1.00
Operating                                                                               --------
Performance:                  Investment income-net ...............................        .0003
                              Unrealized gain on investments from
                              the Trust-net .......................................        .0001
                                                                                        --------
                              Total from investment operations ....................        .0004
                                                                                        --------
                              Less dividends from investment income-net ...........       (.0003)
                                                                                        --------
                              Net asset value, end of period. .....................     $   1.00
                                                                                        ========
====================================================================================================
Total Investment                                                                             .04%
Return:                                                                                 ========
====================================================================================================
Ratios to                     Expenses++ ..........................................          .01%
Average Net                                                                             ========
Assets:                       Investment income-net ...............................          .03%
                                                                                        ========
====================================================================================================
Supplemental Data:            Net assets, end of period (in thousands) ............     $     25
                                                                                        ========
====================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                                 WCMA Money Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                             Class 4
been derived from information provided                                               ---------------
in the financial statements.                                                         For the Period
                                                                                     March 20, 2003+
WCMA MONEY                                                                            to March 31,
FUND                          Increase (Decrease) in Net Asset Value:                     2003
====================================================================================================
Per Share                     Net asset value, beginning of period ................     $   1.00
Operating                                                                               --------
Performance:                  Investment income-net ...............................        .0003
                              Unrealized gain on investments from
                              the Trust-net .......................................        .0001
                                                                                        --------
                              Total from investment operations ....................        .0004
                                                                                        --------
                              Less dividends from investment income-net ...........       (.0003)
                                                                                        --------
                              Net asset value, end of period. .....................     $   1.00
                                                                                        ========
====================================================================================================
Total Investment                                                                             .04%
Return:                                                                                 ========
====================================================================================================
Ratios to                     Expenses++ ..........................................          .01%
Average Net                                                                             ========
Assets:                       Investment income-net ...............................          .03%
                                                                                        ========
====================================================================================================
Supplemental Data:            Net assets, end of period (in thousands) ............     $     25
                                                                                        ========
====================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

MASTER MONEY TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                                Face     Interest        Maturity
Issue                          Amount      Rate*           Date           Value
--------------------------------------------------------------------------------
                                Bank Notes--1.5%
--------------------------------------------------------------------------------
Fleet National Bank           $ 15,000     1.54+%        7/31/2003      $ 14,999
--------------------------------------------------------------------------------
Hancock II Corp.               125,000     1.241+        1/12/2004       124,992
--------------------------------------------------------------------------------
Holmes Financing               105,300     1.28+        10/15/2003       105,300
Corporation
Number 6
--------------------------------------------------------------------------------
National City Bank              44,000     1.41+         5/23/2003        44,006
of Indiana
--------------------------------------------------------------------------------
National City Bank              50,000     1.32+         3/03/2004        50,009
of Ohio
--------------------------------------------------------------------------------
Total Bank Notes (Cost--$339,326) ................................       339,306
--------------------------------------------------------------------------------
                     Certificates of Deposit--European--1.1%
--------------------------------------------------------------------------------
Lloyds TSB Bank PLC,            50,000     2.54          5/30/2003        50,106
London
--------------------------------------------------------------------------------
National Australia             200,000     2.68          4/22/2003       200,171
Bank Limited, London
--------------------------------------------------------------------------------
Total Certificates of Deposit--European
(Cost--$250,005) .................................................       250,277
--------------------------------------------------------------------------------
                     Certificates of Deposit--Yankee--10.6%
--------------------------------------------------------------------------------
ABN-AMRO Bank                   50,000     2.605         6/11/2003        50,136
NV, NY
--------------------------------------------------------------------------------
Abbey National                 170,000     2.675         5/23/2003       170,353
Treasury Services
PLC, NY
--------------------------------------------------------------------------------
BNP Paribas, NY                300,000     1.29+         3/08/2004       299,986
--------------------------------------------------------------------------------
Canadian Imperial Bank          70,000     2.66          4/22/2003        70,059
of Commerce, NY                180,000     1.30+         4/15/2004       180,000
--------------------------------------------------------------------------------
Credit Agricole                200,000     2.475         6/12/2003       200,502
Indosuez, NY
--------------------------------------------------------------------------------
Dexia Bank                      50,000     2.23          6/24/2003        50,118
Belgique, NY
--------------------------------------------------------------------------------
Credit Suisse First             50,000     2.62          6/10/2003        50,136
Boston, NY
--------------------------------------------------------------------------------
Deutsche Bank                  500,000     1.30+        10/20/2003       500,000
AG, NY
--------------------------------------------------------------------------------
Merita Bank PLC, NY            200,000     2.48          6/12/2003       200,504
--------------------------------------------------------------------------------
Rabobank Nederland             100,000     2.65          5/20/2003       100,194
NV, NY                         100,000     2.61          6/17/2003       100,297
--------------------------------------------------------------------------------
Societe Generale, NY           250,000     1.30+         2/12/2004       249,989
--------------------------------------------------------------------------------
SwedBank, NY                    75,000     1.214+        6/20/2003        74,995
--------------------------------------------------------------------------------
Toronto-Dominion               165,000     1.247+        9/26/2003       164,975
Bank, NY
--------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$2,459,953) ...............................................     2,462,244
--------------------------------------------------------------------------------
                             Commercial Paper--13.0%
--------------------------------------------------------------------------------
Aegon Funding Corp.             50,000     1.26          6/24/2003        49,857
--------------------------------------------------------------------------------
Amsterdam Funding               96,340     1.28          4/04/2003        96,326
Corp.
--------------------------------------------------------------------------------
Apreco, Inc.                    50,000     1.27          4/08/2003        49,986
--------------------------------------------------------------------------------
Aspen Funding Corp.             50,000     1.27          4/04/2003        49,993
                                25,000     1.27          4/08/2003        24,993
--------------------------------------------------------------------------------
Blue Ridge Asset                50,000     1.25          4/17/2003        49,970
Funding Corp.
--------------------------------------------------------------------------------
Corporate Receivables           41,445     1.26          4/01/2003        41,443
Corp.                           50,000     1.26          4/02/2003        49,996
--------------------------------------------------------------------------------
Delaware Funding Corp.          67,195     1.25          4/29/2003        67,127
--------------------------------------------------------------------------------
Edison Asset                    84,620     1.25          4/17/2003        84,570
Securitization, LLC            138,010     1.25          5/13/2003       137,804
--------------------------------------------------------------------------------
Eureka Securitization          100,000     1.27          4/28/2003        99,901
Inc.
--------------------------------------------------------------------------------
Falcon Asset                    79,474     1.25          4/10/2003        79,446
Securitization                  39,946     1.26          4/23/2003        39,914
                                80,000     1.26          4/25/2003        79,930
--------------------------------------------------------------------------------
Greyhawk Funding, LLC          115,000     1.27          4/22/2003       114,911
--------------------------------------------------------------------------------
HBOS Treasury                  100,000     1.25          4/28/2003        99,903
Services
--------------------------------------------------------------------------------
International Lease             25,000     1.25          4/25/2003        24,978
Finance Corporation
--------------------------------------------------------------------------------
Kitty Hawk Funding              50,000     1.25          4/15/2003        49,974
Corp.
--------------------------------------------------------------------------------
Morgan Stanley, Dean            55,000     1.393+        4/15/2003        55,000
Witter & Co.                   145,000     1.393+        8/19/2003       145,000
--------------------------------------------------------------------------------
Newport Funding Corp.           50,000     1.27          4/09/2003        49,984
--------------------------------------------------------------------------------
Old Line Funding Corp.          40,592     1.25          4/11/2003        40,576
                               100,127     1.25          4/24/2003       100,044
--------------------------------------------------------------------------------
PB Finance Inc.                 50,000     1.26          4/23/2003        49,960
(Delaware)
--------------------------------------------------------------------------------
Park Avenue                     70,000     1.21          4/09/2003        69,979
Receivables Corp.               50,194     1.25          4/22/2003        50,156
                                75,000     1.25          5/05/2003        74,909
--------------------------------------------------------------------------------
Preferred Receivables           69,845     1.25          4/21/2003        69,794
Funding Corp.
--------------------------------------------------------------------------------
Rio Tinto Limited               20,000     1.25          5/29/2003        19,959
                                27,570     1.25          6/05/2003        27,508
--------------------------------------------------------------------------------
Salomon, Smith Barney          175,000     1.295+        5/08/2003       175,000
Holdings, Inc.
--------------------------------------------------------------------------------
Sheffield Receivables           51,033     1.26          4/07/2003        51,020
Corporation
--------------------------------------------------------------------------------
Tulip Funding                   56,851     1.26          4/08/2003        56,835
Corporation                     55,879     1.25          4/24/2003        55,832
--------------------------------------------------------------------------------
UBS Finance                    300,000     1.37          4/01/2003       299,989
(Delaware) Inc.
--------------------------------------------------------------------------------

MASTER MONEY TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                                Face     Interest        Maturity
Issue                          Amount      Rate*           Date           Value
--------------------------------------------------------------------------------
                          Commercial Paper (concluded)
--------------------------------------------------------------------------------
Variable Funding              $ 50,000     1.26 %        4/02/2003      $ 49,996
Capital Corp.                   35,000     1.26          4/02/2003        34,998
                                50,000     1.28          4/03/2003        49,995
                                60,000     1.27          4/08/2003        59,983
--------------------------------------------------------------------------------
Windmill Funding Corp.          85,000     1.28          4/03/2003        84,991
                                50,000     1.25          5/09/2003        49,933
--------------------------------------------------------------------------------
Total Commercial Paper (Cost--$3,012,457) ........................     3,012,463
--------------------------------------------------------------------------------
                              Corporate Notes--0.4%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.           96,500     4.878         6/01/2003        97,013
--------------------------------------------------------------------------------
Total Corporate Notes (Cost--$96,873) ............................        97,013
--------------------------------------------------------------------------------
                            Funding Agreements--4.6%
--------------------------------------------------------------------------------
Allstate Life                   45,000     1.408+        7/01/2003        45,000
Insurance Co.                   45,000     1.438+       11/03/2003        45,000
--------------------------------------------------------------------------------
GE Life and Annuity             50,000     1.398+       11/03/2003        50,000
Assurance Co.                  150,000     1.398+       12/01/2003       150,000
--------------------------------------------------------------------------------
Metropolitan Life              165,000     1.408+        4/01/2003       165,000
Insurance Company               68,000     1.448+        2/02/2004        68,000
--------------------------------------------------------------------------------
Monumental Life                135,000     1.483+       11/14/2003       135,000
Insurance Company
--------------------------------------------------------------------------------
New York Life                  216,000     1.398+        5/30/2003       216,000
Insurance Company
--------------------------------------------------------------------------------
Pacific Life                    40,000     1.418+        6/02/2003        40,000
Insurance Co.                   40,000     1.418+       10/01/2003        40,000
--------------------------------------------------------------------------------
The Travelers                   25,000     1.398+        5/01/2003        25,000
Insurance Company               25,000     1.388+        9/19/2003        25,000
                                70,000     1.398+        3/01/2004        70,000
--------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,074,000) ......................     1,074,000
--------------------------------------------------------------------------------
                            Medium-Term Notes--3.3%
--------------------------------------------------------------------------------
American Honda                  25,000     1.35+        10/06/2003        25,002
Finance Corp.                   25,000     1.55+        11/10/2003        25,018
--------------------------------------------------------------------------------
BMW US Capital Group            75,000     1.321+       12/10/2003        75,000
--------------------------------------------------------------------------------
BP Amoco Capital PLC            50,000     1.295+        3/08/2004        50,000
--------------------------------------------------------------------------------
Bank of New York                25,000     1.41+        10/30/2003        24,986
Co., Inc.
--------------------------------------------------------------------------------
General Electric               290,605     1.31+         4/16/2004       290,605
Capital Corp.
--------------------------------------------------------------------------------
Goldman Sachs                  118,000     1.626+        4/13/2004       118,000
Group, Inc.
--------------------------------------------------------------------------------
Morgan Stanley                  25,000     1.599+        8/07/2003        25,026
--------------------------------------------------------------------------------
Northern Rock PLC              120,000     1.34+        11/19/2003       119,992
--------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$753,683) .........................       753,629
--------------------------------------------------------------------------------
                       Municipal--Anticipation Notes--0.8%
--------------------------------------------------------------------------------
California State, RAN          176,000     1.31+         6/20/2003       176,000
--------------------------------------------------------------------------------
Total Municipal--Anticipation Notes
(Cost--$176,000) .................................................       176,000
--------------------------------------------------------------------------------
                             Promissory Notes--0.6%
--------------------------------------------------------------------------------
Goldman Sachs                  130,000     1.325+       10/10/2003       130,000
Group, Inc.                     20,000     1.388+       10/09/2003        19,875
--------------------------------------------------------------------------------
Total Promissory Notes (Cost--$150,000) ..........................       149,875
--------------------------------------------------------------------------------
                      U.S. Government Agency Obligations--
                              Discount Notes--0.9%
--------------------------------------------------------------------------------
Fannie Mae                     200,000     1.29          4/28/2003       199,816
--------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Discount Notes (Cost--$199,799) ..................................       199,816
--------------------------------------------------------------------------------
                      U.S. Government Agency Obligations--
                            Non-Discount Notes--59.1%
--------------------------------------------------------------------------------
Fannie Mae                      48,000     1.13+         4/15/2003        47,999
                               100,000     1.173+        5/05/2003       100,003
                               170,000     4.625         5/15/2003       170,684
                               300,000     1.183+        6/09/2003       299,970
                               916,000     1.079+        6/16/2003       915,895
                               300,000     1.27+         7/14/2003       299,991
                               385,000     1.17+         8/01/2003       384,980
                               200,000     1.27+         9/19/2003       199,990
                               480,000     1.206+        1/16/2004       479,973
                               188,000     1.151+        1/20/2004       187,935
                               650,000     1.169+        1/22/2004       649,802
                               413,000     1.204+        1/22/2004       412,974
                               124,490     3.75          5/12/2004       124,840
                                70,000     2.46          8/19/2004        70,354
                                45,875     2.43          8/20/2004        46,104
                                66,825     2.50          8/27/2004        67,201
                               750,000     1.253+        9/10/2004       749,701
                               250,000     1.258+        9/17/2003       249,917
                               135,860     2.50         10/01/2004       136,814
                                46,745     2.25         10/21/2004        47,052
                                18,400     2.40         10/29/2004        18,544
                                50,330     2.20         12/30/2004        50,755
                                72,500     2.20          1/14/2005        73,134
                                32,550     2.00          2/10/2005        32,774
                                55,000     2.00          2/18/2005        55,377
--------------------------------------------------------------------------------
Federal Farm                   260,000     1.198+       10/01/2003       259,942
Credit Banks                   200,000     1.198+       11/03/2003       199,964
                               130,000     1.13+        11/14/2003       129,968
                               450,000     1.14+        12/15/2003       449,888
                               145,000     1.161+       12/24/2003       144,968
                               200,000     1.172+        1/26/2004       199,951
                                97,000     1.25+         2/23/2004        96,983
                                99,750     1.218+        3/01/2004        99,722
                               300,000     1.15+         3/16/2004       299,885
                               240,000     1.204+        4/07/2004       239,891
                               390,000     1.136+        6/21/2004       389,957
                               100,000     1.228+        8/02/2004        99,973
                                65,000     1.225+        8/10/2004        64,991
                               200,000     1.221+       11/24/2004       200,000
                               250,000     1.219+        1/27/2005       250,000

MASTER MONEY TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                                Face      Interest       Maturity
Issue                          Amount      Rate*           Date          Value
-------------------------------------------------------------------------------
                      U.S. Government Agency Obligations--
                         Non-Discount Notes (concluded)
-------------------------------------------------------------------------------
Federal Farm                  $127,000     1.25+%        2/07/2005  $   126,953
Credit Banks                   200,000     1.231+        2/11/2005      200,000
(concluded)                    175,000     1.211+        2/24/2005      174,967
                                82,000     1.22+         2/21/2006       81,953
                                54,750     1.234+        2/20/2008       54,723
-------------------------------------------------------------------------------
Federal Home                   566,000     1.18+         4/30/2003      565,997
Loan Banks                     380,000     1.089+        6/17/2003      379,999
                                40,000     1.211+        7/15/2003       40,001
                                70,500     4.125         8/15/2003       71,276
                               720,000     1.099+        9/15/2003      719,959
                               260,500     1.235+       12/29/2003      260,471
                                74,700     1.215+        1/02/2004       74,697
                               130,000     3.75          4/15/2004      133,359
                                71,800     1.24+         7/06/2004       71,771
-------------------------------------------------------------------------------
Freddie Mac                    949,500     1.178+        8/05/2003      949,562
                               142,000     3.75          4/15/2004      145,686
                               120,000     2.50          8/20/2004      120,579
                                56,300     2.35         10/08/2004       56,628
-------------------------------------------------------------------------------
Student Loan                   210,000     1.624+        6/25/2003      210,000
Marketing Association          230,000     1.394+        2/12/2004      229,960
-------------------------------------------------------------------------------
Total U.S. Government Agency Obligations--
Non-Discount Notes (Cost--$13,657,683) ...........................   13,667,387
-------------------------------------------------------------------------------
                        U.S. Treasury Bonds & Notes--1.3%
-------------------------------------------------------------------------------
U.S. Treasury Notes            293,700     1.50          2/28/2005      293,815
-------------------------------------------------------------------------------
Total U.S. Treasury Bonds & Notes
(Cost--$294,466) .................................................      293,815
-------------------------------------------------------------------------------
  Face
 Amount                           Issue                                  Value
-------------------------------------------------------------------------------
                          Repurchase Agreements**--2.6%
-------------------------------------------------------------------------------
$ 93,013      Goldman Sachs & Company,
              purchased on 3/31/2003 to yield
              1.35% to 4/01/2003, repurchase price
              $93,017, collateralized by FHLB 4.50%
              due 5/15/2003 and FHLMC 4.50% to
              5.75% due 5/15/2003 to 4/15/2008 ...................  $    93,013
-------------------------------------------------------------------------------
 500,000      UBS Warburg Corp. LLC, purchased
              on 3/31/2003 to yield 1.36% to 4/01/2003,
              repurchase price $500,019, collateralized
              by FAMC 0% to 5.35% due 4/30/2003 to
              7/26/2006 FHLB 0% to 7.23% due
              3/14/2005 to 9/08/2015 FHLMC 2.375%
              to 7.30% due 5/14/2004 to 2/20/2011
              FNMA 4.40% due 5/07/2005 ...........................      500,000
-------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$593,013) .................................................      593,013
-------------------------------------------------------------------------------
                           Short-Term Securities--0.4%
-------------------------------------------------------------------------------
  38,808      Merrill Lynch Premier Institutional
              Fund (a)(b)                                                38,808
-------------------------------------------------------------------------------
$ 58,211      Merrill Lynch Liquidity Series, LLC Money
              Market Series (a)(b)                                       58,211
-------------------------------------------------------------------------------
Total Short-Term Securities (Cost--$97,019)                              97,019
-------------------------------------------------------------------------------
Total Investments (Cost--$23,154,277)--100.2% ....................   23,165,857

Liabilities in Excess of Other Assets--(0.2%) ....................      (36,844)
                                                                    -----------
Net Assets--100.0% ...............................................  $23,129,013
                                                                    ===========
-------------------------------------------------------------------------------

* Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Trust. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at March 31, 2003.
** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
+     Variable rate notes.
(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:
      --------------------------------------------------------------------------
                                                                       Dividend/
                                                           Net         Interest
      Affiliate                                           Activity      Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity
         Series, LLC Money Market Series                   $58,211       $181
      Merrill Lynch Premier
         Institutional Fund                                 38,808        277
      Merrill Lynch
         Institutional Fund                                     --         21
      --------------------------------------------------------------------------
(b)   Security was purchased with the cash proceeds from securities loans.

      See Notes to Financial Statements.

MASTER MONEY TRUST
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (including securities loaned of--$95,037,050)
(identified cost--$23,154,276,863+) ...............................                     $23,165,856,852
Cash ..............................................................                                 228
Receivables:
  Interest ........................................................     $ 64,205,762
  Securities lending--net .........................................           25,107         64,230,869
                                                                        ------------
Other assets ......................................................                              66,657
                                                                                        ---------------
Total assets ......................................................                      23,230,154,606
                                                                                        ---------------
Liabilities:
Collateral on securities loaned, at value .........................                          97,018,750
Payable to investment adviser .....................................                           3,733,395
Accrued expenses and other liabilities ............................                             389,447
                                                                                        ---------------
Total liabilities .................................................                         101,141,592
                                                                                        ---------------
Net Assets:
Net Assets ........................................................                     $23,129,013,014
                                                                                        ===============
Net Assets Consist of:
Investors' capital ................................................                     $23,117,433,025
Unrealized appreciation on investments--net .......................                          11,579,989
                                                                                        ---------------
Net Assets ........................................................                     $23,129,013,014
                                                                                        ===============

+ Cost for Federal income tax purposes was $23,154,276,863. As of March 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $11,579,989, of which $12,432,852 related to appreciated securities and $852,863 related to depreciated securities.

      See Notes to Financial Statements.

MASTER MONEY TRUST
STATEMENT OF OPERATIONS FOR THE PERIOD FEBRUARY 13, 2003+ TO MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned                   $ 43,518,435
Securities lending--net ................................                         48,070
                                                                           ------------
Total income ...........................................                     43,566,505
                                                                           ------------
Expenses:
Investment advisory fees ...............................    $ 5,669,503
Accounting services ....................................        371,642
Custodian fees .........................................         78,101
Trustees' fees and expenses ............................         16,390
Pricing fees ...........................................          9,208
Professional fees ......................................            750
Other ..................................................         19,633
                                                            -----------
Total expenses .........................................                      6,165,227
                                                                           ------------
Investment income--net .................................                     37,401,278
                                                                           ------------
Realized & Unrealized Gain (Loss) on Investments--Net:
Realized gain from investments--net ....................                        172,930
Change in unrealized appreciation on investments--net ..                     (4,939,558)
                                                                           ------------
Total realized and unrealized losses on investments--net                     (4,766,628)
                                                                           ------------
Net Increase in Net Assets Resulting from Operations ...                   $ 32,634,650
                                                                           ============

+     Commencement of operations.

      See Notes to Financial Statements.

MASTER MONEY TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                For the Period
                                                              February 13, 2003+
                                                                 to March 31,
Increase (Decrease) in Net Assets                                    2003
--------------------------------------------------------------------------------
Operations:
Investment income--net .....................................   $     37,401,278
Realized gain on investments--net ..........................            172,930
Change in unrealized appreciation on investments--net ......         (4,939,558)
                                                               ----------------
Net increase in net assets resulting from operations .......         32,634,650
                                                               ----------------
Capital Transactions:
Proceeds from contributions ................................     16,259,862,771
Fair value of net assets contributions .....................     23,085,923,316
Fair value of withdrawals ..................................    (16,249,507,723)
                                                               ----------------
Net increase in net assets derived from capital transactions     23,096,278,364
                                                               ----------------
Net Assets:
Total increase in net assets ...............................     23,128,913,014
Beginning of period ........................................            100,000
                                                               ----------------
End of period ..............................................   $ 23,129,013,014
                                                               ================

+     Commencement of operations.

      See Notes to Financial Statements.

MASTER MONEY TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                For the Period
                                                              February 13, 2003+
The following ratios have been derived from                      to March 31,
information in the financial statements.                             2003
--------------------------------------------------------------------------------
Total Investment Return ....................................             .90%*
                                                                ============
Ratios to Average Net Assets:
Expenses ...................................................             .21%*
                                                                ============
Investment income and realized gain on investments--net ....            1.25%*
                                                                ============
Supplemental Data:
Net assets, end of period (in thousands) ...................    $ 23,129,013
                                                                ============

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

MASTER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

Master Money Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. On February 13, 2003, the Trust received all of the assets of CMA Money Fund, a registered investment company that converted to a master/feeder structure. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is

MASTER MONEY TRUST
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), or its affiliates. As of March 31, 2003, the Trust lent securities with a value of $45,017,550 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the period February 13, 2003 to March 31, 2003, MLIM, LLC received $259,696 in securities lending agent fees.

For the year ended March 31, 2003, the Fund reimbursed FAM $66,476 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Trust sells securities to repurchase them at a mutually agreed upon date and price. At the time the Trust enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

The Trust had no reverse repurchase agreements outstanding during the period ended March 31, 2003.

MASTER MONEY TRUST
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Investors and Board of Trustees of Master Money Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Money Trust as of March 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Money Trust as of March 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003

WCMA MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                       Portfolios       Other
                                                                                                        in Fund       Director-
                          Position(s)  Length                                                           Complex         ships
                             Held      of Time                                                        Overseen by      Held by
Name, Address & Age       with Fund    Served     Principal Occupation(s) During Past 5 Years           Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*           President   1999 to     President and Chairman of Merrill Lynch              118 Funds      None
P.O. Box 9011             and         present     Investment Managers, L.P. ("MLIM")/Fund             162 Portfolios
Princeton, NJ 08543-9011  Trustee     and 1997    Asset Management, L.P. ("FAM")--Advised
Age: 62                               to present  Funds since 1999; Chairman (Americas Region)
                                                  of MLIM from 2000 to 2002; Executive Vice
                                                  President of MLIM and FAM (which terms as
                                                  used herein include their corporate predecessors)
                                                  from 1983 to 2002; President of FAM Distributors,
                                                  Inc. ("FAMD") from 1986 to 2002 and Director
                                                  thereof from 1991 to 2002; Executive Vice
                                                  President and Director of Princeton Services,
                                                  Inc. ("Princeton Services") from 1993 to 2002;
                                                  President of Princeton Administrators, L.P. from
                                                  1988 to 2002; Director of Financial Data Services,
                                                  Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                      Number of
                                                                                                      Portfolios        Other
                                                                                                       in Fund        Director-
                         Position(s)  Length                                                           Complex          ships
                           Held       of Time                                                        Overseen by       Held by
Name, Address & Age      with Fund    Served*   Principal Occupation(s) During Past 5 Years            Trustee         Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes          Trustee    1981 to    Professor Emeritus of Finance, School of               45 Funds       None
P.O. Box 9095                        present    Business, State University of New York at           51 Portfolios
Princeton, NJ 08543-9095                        Albany since 2000 and Professor thereof from
Age: 62                                         1989 to 2000; International Consultant, Urban
                                                Institute from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery     Trustee    1994 to    Professor, Harvard Business School since 1989;         45 Funds       Unum-
P.O. Box 9095                        present    Director, Unum Provident Corporation since          51 Portfolios     Provident
Princeton, NJ 08543-9095                        1990; Director, Newell Rubbermaid, Inc.                               Corporation;
Age: 50                                         since 1995.                                                           Newell
                                                                                                                      Rubbermaid,
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly         Trustee    1990 to    Self-employed financial consultant since 1990.         45 Funds       None
P.O. Box 9095                        present                                                        51 Portfolios
Princeton, NJ 08543-9095
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan             Trustee    1992 to    Founder and Director Emeritus of The Boston            45 Funds       None
P.O. Box 9095                        present    University Center for the Advancement of            51 Portfolios
Princeton, NJ 08543-9095                        Ethics and Character; Professor of Education
Age: 70                                         at Boston University from 1982 to 1999 and
                                                Professor Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------

WCMA MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                                                                                                       Number of
                                                                                                       Portfolios       Other
                                                                                                        in Fund        Director-
                         Position(s)  Length                                                            Complex         ships
                            Held      of Time                                                         Overseen by      Held by
Name, Address & Age      with Fund    Served*   Principal Occupation(s) During Past 5 Years             Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth        Trustee    2000 to    President, Middle East Institute from 1995 to 2001;     45 Funds      None
P.O. Box 9095                        present    Foreign Service Officer, United States Foreign       51 Portfolios
Princeton, NJ 08543-9095                        Service from 1961 to 1995; Career Minister from
Age: 67                                         1989 to 1995; Deputy Inspector General, U.S.
                                                Department of State from 1991 to 1994; U.S.
                                                Ambassador to the Hashemite Kingdom of
                                                Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West           Trustee    1979 to    Dean Emeritus of New York University, Leonard           45 Funds      Bowne & Co.,
P.O. Box 9095                        present    N. Stern School of Business Administration           51 Portfolios    Inc.; Vornado
Princeton, NJ 08543-9095                        since 1994.                                                           Operating
Age: 65                                                                                                               Company;
                                                                                                                      Vornado
                                                                                                                      Realty Trust;
                                                                                                                      Alexander's,
                                                                                                                      Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg         Trustee    2000 to    Self-employed financial consultant since 1994.          45 Funds      None
P.O. Box 9095                        present                                                         51 Portfolios
Princeton, NJ 08543-9095
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------
                          Position(s)  Length
                            Held       of Time
Name, Address & Age       with Fund    Served*    Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Vice        1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011             President   present     since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011  and         and         1999; Vice President of FAMD since 1999; Director of MLIM Taxation
Age: 42                   Treasurer   1999 to     since 1990.
                                      present
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McKenna          Senior      1998 to     Managing Director of MLIM and Head of MLIM Americas Fixed Income since
P.O. Box 9011             Vice        present     2000; Director (Global Fixed Income) of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011  President
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
Richard J. Mejzak         Vice        2001 to     Director (Global Fixed Income) of MLIM since 2000; Vice President of MLIM
P.O. Box 9011             President   present     from 1996 to 2000.
Princeton, NJ 08543-9011
Age: 34
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie      Secretary   2000 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM from
P.O. Box 9011                         present     2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney associated
Princeton, NJ 08543-9011                          with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset
Age: 39                                           Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      WCMA Money Fund


      By: /s/ Terry K. Glenn
          ---------------------------------
          Terry K. Glenn,
          President of
          WCMA Money Fund

      Date: June 3, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          ---------------------------------
          Terry K. Glenn,
          President of
          WCMA Money Fund

      Date: June 3, 2003


      By: /s/ Donald C. Burke
          ---------------------------------
          Donald C. Burke,
          Chief Financial Officer of
          WCMA Money Fund

      Date: June 3, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.